Consolidated Statements of Changes in Shareholders' (Deficit) Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury stock USD ($)	Treasury stock CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity USD ($)	Total 21Vianet Group, Inc. shareholders' (deficit) equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Beginning Balance at Dec. 31, 2010		(709,527)		7		0		512,225		1,474		14,143		(1,357,747)		(829,898)		120,371
Beginning Balance (in shares) at Dec. 31, 2010				96,352,410
Consolidated net profit (loss)		45,939		0		0		0		0		0		18,444		18,444		27,495
Other comprehensive income (loss), net of tax		(56,253)		0		0		0		(56,253)		0		0		(56,253)		0
Beneficial conversion features related to the issuance of Series C1 Preferred Shares		0		0		0		77,170		0		0		(77,170)		0		0
Conversion from preferred shares (in shares)				148,162,920
Conversion from preferred shares		1,221,330		10		0		1,221,320		0		0		0		1,221,330		0
Issuance of new shares (in shares)				89,700,000
Issuance of new shares		1,332,904		5		0		1,332,899		0		0		0		1,332,904		0
Settlement of stock consideration by treasury Stock (in shares)				2,100,000
Settlement of stock consideration by treasury Stock		20,156		0		22,004		(1,848)		0		0		0		20,156		0
Share based compensation		41,959		0		0		41,959		0		0		0		41,959		0
Shares issued to depository bank (in shares)		8,207,178		8,207,178
Shares issued to depository bank		0		0		0		0		0		0		0		0		0
Settlement of share options exercised with shares held by depository bank, share (in shares)				(987,720)
Settlement of share options exercised with shares held by depository bank		0		0		0		0		0		0		0		0		0
Purchase of 49% equity interest in the Managed Network Entities		(169,168)		0		0		(42,288)		0		0		0		(42,288)		(126,880)
Reclassification of contingent consideration payable upon resolution of contingencies		126,424		0		0		126,424		0		0		0		126,424		0
Appropriation of statutory reserves		0		0		0		0		0		1,694		(1,694)		0		0
Appropriation of dividend to noncontrolling interests		(3,816)		0		0		0		0		0		0		0		(3,816)
Share repurchase (in shares)				(18,135,192)
Share repurchase		(190,022)		0		(190,022)		0		0		0		0		(190,022)		0
Share options exercised (in shares)				10,226,440
Share options exercised		9,798		1		0		9,797		0		0		0		9,798		0
Ending Balance at Dec. 31, 2011		1,669,724		23		(168,018)		3,277,658		(54,779)		15,837		(1,418,167)		1,652,554		17,170
Ending Balance (in shares) at Dec. 31, 2011				335,626,036
Consolidated net profit (loss)		57,656		0		0		0		0		0		56,324		56,324		1,332
Other comprehensive income (loss), net of tax		(2,171)		0		0		0		(2,171)		0		0		(2,171)		0
Settlement of stock consideration by treasury Stock (in shares)				14,059,434
Settlement of stock consideration by treasury Stock		0		0		147,316		(146,899)		(417)		0		0		0		0
Share based compensation		67,632		0		0		67,632		0		0		0		67,632		0
Reclassification of contingent consideration payable upon resolution of contingencies		93,164		0		0		93,164		0		0		0		93,164		0
Appropriation of statutory reserves		0		0		0		0		0		10,034		(10,034)		0		0
Share repurchase (in shares)				(2,686,965)
Share repurchase		0		0		0		0		0		0		0		0		0
Share options exercised (in shares)				3,128,472
Share options exercised		3,300		0		0		3,300		0		0		0		3,300		0
Restricted share units vested (in shares)				645,491
Restricted share units vested		0		0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares)				(3,773,963)
Settlement of share options with shares held by depository bank		0		0		0		0		0		0		0		0		0
Ending Balance at Dec. 31, 2012		1,889,305		23		(20,702)		3,294,855		(57,367)		25,871		(1,371,877)		1,870,803		18,502
Ending Balance (in shares) at Dec. 31, 2012				346,998,505
Consolidated net profit (loss)	(7,763)	(47,003)		0		0		0		0		0		(48,226)		(48,226)		1,223
Other comprehensive income (loss), net of tax		(25,144)		0		0		0		(25,144)		0		0		(25,144)		0
Issuance of new shares (in shares)				39,965,142
Issuance of new shares		533,301		2		0		533,299		0		0		0		533,301		0
Settlement of stock consideration by treasury Stock (in shares)				5,040,684
Settlement of stock consideration by treasury Stock		0		0		71,607		(71,529)		(78)		0		0		0		0
Share based compensation		58,873		0		0		58,873		0		0		0		58,873		0
Shares issued to depository bank (in shares)	6,000,000			6,000,000
Shares issued to depository bank		0		1		0		(1)		0		0		0		0		0
Reclassification of contingent consideration payable upon resolution of contingencies		122,797		0		0		122,797		0		0		0		122,797		0
Appropriation of statutory reserves		0		0		0		0		0		9,307		(9,307)		0		0
Appropriation of dividend to noncontrolling interests		(3,476)		0		0		0		0		0		0		0		(3,476)
Share repurchase (in shares)				(3,521,214)
Share repurchase		(59,822)		0		(59,822)		0		0		0		0		(59,822)		0
Share options exercised (in shares)				6,587,580
Share options exercised		6,470		0		0		6,470		0		0		0		6,470		0
Restricted share units vested (in shares)				1,500,348
Restricted share units vested		0		0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares)				(4,344,510)
Settlement of share options with shares held by depository bank		0		0		0		0		0		0		0		0		0
Ending Balance at Dec. 31, 2013	$ 408,892	2,475,301	$ 4	26	$ (1,473)	(8,917)	$ 651,629	3,944,764	$ (13,643)	(82,589)	$ 5,811	35,178	$ (236,120)	(1,429,410)	$ 406,208	2,459,052	$ 2,684	16,249
Ending Balance (in shares) at Dec. 31, 2013			398,226,535